Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 2	$ 3,084	$ (75,542)	$ (72,456)
Balance (in Shares) at Dec. 31, 2020	16,470,897
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	50,028
Issuance of common stock options and stock option reprice		1,635		1,635
Issuance of restricted stock awards		2		2
Issuance of common stock		720		720
Issuance of common stock (in Shares)	2,226,683
Exercise of stock option		36		36
Exercise of stock option (in Shares)	93,930
Net loss			(36,866)	(36,866)
Balance at Dec. 31, 2021	$ 2	5,477	(112,408)	(106,929)
Balance (in Shares) at Dec. 31, 2021	18,841,538
Stock based compensation expense		1,150		1,150
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	4,084
Exercise of stock option		64		64
Exercise of stock option (in Shares)	74,768
Net loss			(9,542)	(9,542)
Balance at Mar. 31, 2022	$ 2	6,691	(121,950)	(115,257)
Balance (in Shares) at Mar. 31, 2022	18,920,390
Balance at Dec. 31, 2021	$ 2	5,477	(112,408)	(106,929)
Balance (in Shares) at Dec. 31, 2021	18,841,538
Net loss				(18,864)
Balance at Jun. 30, 2022	$ 2	8,530	(131,272)	(122,740)
Balance (in Shares) at Jun. 30, 2022	18,992,623
Balance at Dec. 31, 2021	$ 2	5,477	(112,408)	(106,929)
Balance (in Shares) at Dec. 31, 2021	18,841,538
Stock based compensation expense		10,167		10,167
Exercise of common and preferred warrants		101		101
Exercise of common and preferred warrants (in Shares)	2,332,127
Conversion of preferred stock to FaZe common stock	$ 1	33,704		33,705
Conversion of preferred stock to FaZe common stock (in Shares)	7,209,555
Conversion of convertible debt to FaZe common stock	$ 2	195,115		195,117
Conversion of convertible debt to FaZe common stock (in Shares)	19,545,406
Issuance of earn-out shares	$ 1			1
Issuance of earn-out shares (in Shares)	5,312,098
Conversion of B Riley Class B stock to FaZe common stock
Conversion of B Riley Class B stock to FaZe common stock (in Shares)	4,832,500
Recapitalization transaction, net of equity issuance costs		(17,391)		(17,391)
Recapitalization transaction, net of equity issuance costs (in Shares)	1,366,604
Proceeds from PIPE offerings	$ 1	99,999		100,000
Proceeds from PIPE offerings (in Shares)	10,000,000
Issuance of common stock in connection with litigation settlement		294		294
Issuance of common stock in connection with litigation settlement (in Shares)	28,994
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	1,466,639
Exercise of stock option		220		220
Exercise of stock option (in Shares)	576,426
Net loss			(168,534)	(168,534)
Balance at Dec. 31, 2022	$ 7	327,686	(280,942)	46,751
Balance (in Shares) at Dec. 31, 2022	71,511,887
Balance at Mar. 31, 2022	$ 2	6,691	(121,950)	(115,257)
Balance (in Shares) at Mar. 31, 2022	18,920,390
Stock based compensation expense		1,509		1,509
Issuance of common stock in connection with litigation settlement		294		294
Issuance of common stock in connection with litigation settlement (in Shares)	13,021
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	16,108
Exercise of stock option		36		36
Exercise of stock option (in Shares)	43,104
Net loss			(9,322)	(9,322)
Balance at Jun. 30, 2022	$ 2	8,530	(131,272)	(122,740)
Balance (in Shares) at Jun. 30, 2022	18,992,623
Balance at Dec. 31, 2022	$ 7	327,686	(280,942)	46,751
Balance (in Shares) at Dec. 31, 2022	71,511,887
Stock based compensation expense		2,673		2,673
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	483,251
Exercise of stock option		783		783
Exercise of stock option (in Shares)	2,050,920
Net loss			(14,040)	(14,040)
Balance at Mar. 31, 2023	$ 7	331,142	(294,982)	36,167
Balance (in Shares) at Mar. 31, 2023	74,046,058
Balance at Dec. 31, 2022	$ 7	327,686	(280,942)	46,751
Balance (in Shares) at Dec. 31, 2022	71,511,887
Net loss				(28,396)
Balance at Jun. 30, 2023	$ 8	337,359	(309,338)	28,029
Balance (in Shares) at Jun. 30, 2023	75,688,236
Balance at Mar. 31, 2023	$ 7	331,142	(294,982)	36,167
Balance (in Shares) at Mar. 31, 2023	74,046,058
Stock based compensation expense	$ 1	5,964		5,965
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)	574,501
Issuance of common stock in connection with SEPA agreement		253		253
Issuance of common stock in connection with SEPA agreement (in Shares)	487,995
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)	479,755
Exercise of stock option
Exercise of stock option (in Shares)	99,927
Net loss			(14,356)	(14,356)
Balance at Jun. 30, 2023	$ 8	$ 337,359	$ (309,338)	$ 28,029
Balance (in Shares) at Jun. 30, 2023	75,688,236